Label	Element	Value
21Shares 2x Long Dogecoin ETF | Reverse Repurchase Agreements [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(638.60%)
21Shares 2x Long Dogecoin ETF | CDE Dogecoin Futures [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	199.60%